Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net income	$ 345,248	$ 4,552,682	$ 6,242,424
Less: Net loss from discounted operation	(19,512)	(17,887)	(59,543)
NET INCOME FROM CONTINUING OPERATION	364,760	4,570,569	6,301,967
Adjustments to reconcile net income to cash provided (used in) by operating activities
Allowance for doubtful accounts	1,000,000		116
Depreciation and amortization	1,107,360	949,550	215,630
Inventory reserve recovery	(990)	(5,812)	(138,354)
Deferred income tax		1,411	19,012
Amortization of operating lease right-of-use assets	170,172	228,552	150,978
Shares based compensation	1,319,840	349,396	170,883
Non-cash shares issuance for round-up shares	61
Unrealized foreign currency exchange loss (gain)	847	(35,008)	(18,831)
Gain on disposal of property and equipment			725
Changes in operating assets and liabilities:
Accounts receivable	(6,814,746)	2,081,376	(1,300,942)
Inventories	(530,637)	721,371	(157,709)
Advance to suppliers, net	(5,586,209)	(4,563,346)	(430,621)
Prepaid expenses and other current assets	(7,400,216)	(2,170,541)	(265,446)
Accounts payable	1,917,735	833,547	(141,927)
Operating lease liabilities		(232,147)	(147,812)
Taxes payable	832,476	1,561,946	(3,632,922)
Deferred revenue	385,769	(80,176)	(875,295)
Accrued expenses and other current liabilities	5,525,631	2,097,424	94,873
Net cash (used in) provided by operating activities from continuing operation	(7,708,147)	6,308,112	(157,125)
Net cash used in operating activities from discontinued operations	(14,649)	(6,960,024)	(29,996)
Net cash used in operating activities	(7,722,796)	(651,912)	(187,121)
Cash flows from investing activities
Purchase of short-term investments		(67)	(5,097,816)
Proceeds upon redemption of short-term investments	65		6,776,385
Purchase of property and equipment	(7,047)	(61,906)	(27,695)
Proceeds from sales of property and equipment			1,613
Capital expenditures on construction-in-progress			(2,040,369)
Purchase of intangible assets		(669,190)
Proceeds of borrowings to related parties		5,623
Payment of acquisition deposit
Net cash used in investing activities from continuing operation	(6,982)	(725,540)	(387,882)
Net cash used in investing activities from discontinued operations	(8,745)	(460,125)	(2,667,769)
Net cash used in investing activities	(15,727)	(1,185,665)	(3,055,651)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	5,600,000	2,027,544
Proceeds from exercise of stock options			140
Proceeds from short-term loans	4,308,260	2,879,809	2,631,890
Proceeds from long-term loans	694,030	1,132,803	578,343
Repayment of short-term loans	(1,510,029)	(2,728,836)	(40,780)
Repayment of long-term loans	(451,269)	(2,143,046)	(637,147)
(Repayment of) proceeds from borrowings from related parties	205,190	10,419	(97,213)
(Repayment of) proceeds from third party loans	(96,066)
(Repayment of) principal from finance lease		(26,509)	173,961
Net cash provided by financing activities from continuing operation	8,750,116	1,152,184	2,261,272
Net cash provided by financing activities from discontinued operations	4,997	3,063	244
Net cash provided by financing activities	8,755,113	1,155,247	2,261,516
Effect of changes of foreign exchange rates on cash	(470,731)	(45,780)	(81,750)
Net (decrease) increase in cash and restricted cash	545,859	(728,110)	(1,063,006)
Cash and restricted cash, beginning of year	112,751	840,861	1,903,867
Cash and restricted cash, end of year	658,610	112,751	840,861
Less: Cash of discontinued operations at the end of the year	1,405	1,517	1,746
Cash and restricted cash of the continued operations at the end of the year	657,205	111,235	839,115
Supplemental disclosure of cash flow information
Cash paid for interest expense	303,325	238,224	446,884
Cash paid for income tax		478,683	2,290,393
Supplemental disclosure of non-cash investing and financing activities
Exercise of options		2
Right-of-use assets obtained in exchange for operating lease obligations			546,323
Unpaid purchase of property and equipment		403,318
The following table identifies the balance sheet line items included in cash, cash equivalents, and restricted cash presented in the consolidated statements of cash flows:
Cash	80,466
Restricted cash	576,739
Total	$ 657,205